FI - Fair value, unfunded commitments, term of redemption conditions (Details 11) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 612	SFr 651
Redeemable	1,608	2,257
Total fair value	2,220	2,908
Unfunded commitments	180	137
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	102	229
Redeemable attributable to non-controlling interest		167
Unfunded commitments attributable to non-controlling interest	SFr 23	53
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 107	61
Redeemable	1,009	983
Total fair value	1,116	1,044
Unfunded commitments	53	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	12	0
Redeemable	0	0
Total fair value	12	0
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	103	61
Redeemable	1,011	992
Total fair value	1,114	1,053
Unfunded commitments	SFr 53	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	46.00%	54.00%
Percentage of investment subject to monthly redemption	40.00%	35.00%
Percentage of investment subject to quarterly redemption	13.00%	9.00%
Percentage of investment subject to annual redemption	1.00%	2.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Nonredeemable, liabilities	SFr (8)	SFr 0
Redeemable, liabilities	(2)	(9)
Total fair value, liabilities	(10)	(9)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	505	590
Redeemable	599	1,274
Total fair value	1,104	1,864
Unfunded commitments	127	137
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	84	168
Redeemable	72	223
Total fair value	156	391
Unfunded commitments	SFr 0	SFr 9
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	35.00%	6.00%
Percentage of investment subject to monthly redemption		43.00%
Percentage of investment subject to quarterly redemption	65.00%	51.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 369	SFr 351
Redeemable	5	0
Total fair value	374	351
Unfunded commitments	106	123
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	52	71
Redeemable	522	1,051
Total fair value	574	1,122
Unfunded commitments	21	5
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	68	164
Redeemable	34	75
Total fair value	102	239
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	1
Redeemable	0	0
Total fair value	1	1
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	14	2
Redeemable	14	53
Total fair value	28	55
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	130	141
Redeemable	0	0
Total fair value	130	141
Unfunded commitments	43	64
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	214	178
Redeemable	0	0
Total fair value	214	178
Unfunded commitments	34	44
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	2
Redeemable	24	95
Total fair value	26	97
Unfunded commitments	0	9
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	24	31
Redeemable	5	0
Total fair value	29	31
Unfunded commitments	29	15
Bank
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	608	643
Redeemable	1,608	2,256
Total fair value	2,216	2,899
Unfunded commitments	179	137
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	102	229
Redeemable attributable to non-controlling interest		167
Unfunded commitments attributable to non-controlling interest	23	53
Bank | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	107	61
Redeemable	1,009	983
Total fair value	1,116	1,044
Unfunded commitments	53	0
Bank | Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	12	0
Redeemable	0	0
Total fair value	12	0
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	103	61
Redeemable	1,011	992
Total fair value	1,114	1,053
Unfunded commitments	SFr 53	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	46.00%	54.00%
Percentage of investment subject to monthly redemption	40.00%	35.00%
Percentage of investment subject to quarterly redemption	13.00%	9.00%
Percentage of investment subject to annual redemption	1.00%	2.00%
Bank | Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Nonredeemable, liabilities	SFr (8)	SFr 0
Redeemable, liabilities	(2)	(9)
Total fair value, liabilities	(10)	(9)
Unfunded commitments	0	0
Bank | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	501	582
Redeemable	599	1,273
Total fair value	1,100	1,855
Unfunded commitments	126	137
Bank | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	84	168
Redeemable	72	223
Total fair value	156	391
Unfunded commitments	SFr 0	SFr 9
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	35.00%	6.00%
Percentage of investment subject to monthly redemption		43.00%
Percentage of investment subject to quarterly redemption	65.00%	51.00%
Bank | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 365	SFr 343
Redeemable	5	0
Total fair value	370	343
Unfunded commitments	105	123
Bank | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	52	71
Redeemable	522	1,050
Total fair value	574	1,121
Unfunded commitments	21	5
Bank | Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	68	164
Redeemable	34	75
Total fair value	102	239
Unfunded commitments	0	0
Bank | Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	1
Redeemable	0	0
Total fair value	1	1
Unfunded commitments	0	0
Bank | Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	14	2
Redeemable	14	53
Total fair value	28	55
Unfunded commitments	0	0
Bank | Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	126	133
Redeemable	0	0
Total fair value	126	133
Unfunded commitments	42	63
Bank | Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	214	178
Redeemable	0	0
Total fair value	214	178
Unfunded commitments	34	44
Bank | Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	2
Redeemable	24	95
Total fair value	26	97
Unfunded commitments	0	9
Bank | Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	24	31
Redeemable	5	0
Total fair value	29	31
Unfunded commitments	SFr 29	SFr 16